Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Abstract]
Consolidated income / (loss) before taxes	$ 14,950	$ 3,333	$ (174,396)
Average statutory tax rate	30.00%	30.00%	30.00%
Corporate income tax at average statutory tax rate	$ (4,485)	$ (1,000)	$ 52,319
Income tax of associates, net	1,765	2,110	2,341
Differences in foreign tax rates	3,304	(4,930)	(2,389)
Permanent differences	19,324	11,121	(19,456)
Incentives, deductions, and tax losses carryforwards	(20,994)	(11,110)	(58,039)
Change in corporate income tax	(19,331)	0	884
U.S Internal Revenue Code Section 382	(96,328)	0	0
Other non-taxable income/(expense)	(3,092)	2,143	550
Total income tax benefit/(expense)	$ (119,837)	$ (1,666)	$ (23,790)
Limitation imposed on net interest expense, that exceeds EBITDA	30.00%
Limitation imposed on net interest expense, that exceeds EBIT	30.00%
Limitation imposed on NOL arising in tax years on taxable income	80.00%
NOL applicable carry forward period	20 years
BEAT applies on entity that exceeds taxable income percentage	10.00%